As filed electronically with the Securities and Exchange Commission on October 20, 2009.

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Registration No. 033-02659
Pre-Effective Amendment No.
Post-Effective Amendment No.      103
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
1940 Act File No. 811-04556
Amendment No.     104
TRANSAMERICA FUNDS
(Exact Name of Registrant as Specified in Charter)
570 Carillon Parkway, St. Petersburg, Florida 33716
(Address of Principal Executive Offices) (Zip Code)
Registrant’s Telephone Number, including Area Code: (727) 299-1800
Dennis P. Gallagher, Esq., 570 Carillon Parkway, St. Petersburg, Florida 33716
(Name and Address of Agent for Service)
Approximate date of proposed public offering:
It is proposed that this filing will become effective:
☐	60 days after filing pursuant to paragraph (a) (1) of Rule 485.

☐	75 days after filing pursuant to paragraph (a) (2) of Rule 485.

☐	On (Date) pursuant to paragraph (a) (1) of Rule 485.

☐	On (Date) pursuant to paragraph (a) (2) of Rule 485.

☐	Immediately upon filing pursuant to paragraph (b) of Rule 485.

☑	On November 13, 2009 pursuant to paragraph (b) of Rule 485.
If appropriate, check the following box:
☑	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Part A (the Prospectus) and Part B (the Statement of Additional Information) filed in Post-Effective Amendment No. 98 to the Registration Statement of Transamerica Funds as filed with the Securities and Exchange Commission pursuant to Rule 485(a) under the Securities Act of 1933 on August 7, 2009 (Accession Number 0000950123-09-032086), are herein incorporated by reference. This filing is being made pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933 to extend the effectiveness of the Registration Statement until November 13, 2009.
The prospectus and statement of additional information for the other series of Transamerica Funds, as previously filed with the Securities and Exchange Commission, are incorporated herein by reference.

TRANSAMERICA FUNDS
OTHER INFORMATION
PART C
Item 23 Exhibits
List all exhibits filed as part of the Registration Statement.
(a)	Amended and Restated Declaration of Trust (23)

(b)	By-laws (23)

(c)	Not Applicable

(d)	(1) Investment Advisory Agreements
(a)	Transamerica Flexible Income (23)

(b)	Transamerica Jennison Growth (15)

(c)	Transamerica Value Balanced (6)

(d)	Transamerica High Yield Bond (15)

(e)	Transamerica Focus (formerly, Transamerica Legg Mason Partners All Cap) (to be filed by amendment)

(f)	Transamerica Growth Opportunities and Transamerica Equity (19)

(g)	Transamerica Science & Technology (19)

(h)	Transamerica Templeton Global (19)

(i)	Transamerica MFS International Equity (24)

(j)	Transamerica Money Market, Transamerica Convertible Securities, Transamerica PIMCO Total Return, Transamerica Asset Allocation — Conservative Portfolio, Transamerica Asset Allocation — Moderate Portfolio, Transamerica Asset Allocation — Growth Portfolio, Transamerica Asset Allocation — Moderate Growth Portfolio and Transamerica Multi-Manager International Portfolio (20)

(k)	Transamerica Clarion Global Real Estate Securities and Transamerica PIMCO Real Return TIPS (15)

(l)	Transamerica Small/Mid Cap Value (10)

(m)	Transamerica Balanced (11)

(n)	Transamerica JPMorgan Mid Cap Value, Transamerica BlackRock Large Cap Value, Transamerica Short-Term Bond, Transamerica UBS Large Cap Value, Transamerica Van Kampen Emerging Markets Debt and Transamerica Van Kampen Small Company Growth (23)

(o)	Transamerica AllianceBernstein International Value, Transamerica Neuberger Berman International, Transamerica Oppenheimer Developing Markets, Transamerica JPMorgan International Bond, Transamerica Federated Market Opportunity and Transamerica BlackRock Global Allocation (23)

(p)	Transamerica Van Kampen Mid-Cap Growth (20)

(q)	Transamerica Oppenheimer Small- & Mid-Cap Value (16)

(r)	Transamerica Loomis Sayles Bond, Transamerica BNY Mellon Market Neutral Strategy, Transamerica BlackRock Natural Resources, Transamerica UBS Dynamic Alpha and Transamerica Multi-Manager Alternative Strategies Portfolio (19)

(s)	Transamerica Schroders International Small Cap (23)

(t)	Transamerica Thornburg International Value and Transamerica WMC Emerging Markets (27)

(u)	Transamerica Managed Payout Portfolio (to be filed by amendment)

(v)	Transamerica JPMorgan Core Bond (29)

(w)	Transamerica Diversified Equity (to be filed by amendment)
(2)	Sub-Advisory Agreements
(a)	Transamerica Flexible Income (20)

(b)	Transamerica Value Balanced (6)

(c)	Transamerica High Yield Bond (15)

(d)	Transamerica Focus (to be filed by amendment)

(e)	Transamerica Growth Opportunities and Transamerica Equity (19)

(f)	Transamerica Science & Technology (19)

(g)	Transamerica Templeton Global (19)

(h)	Transamerica Jennison Growth (20)

(i)	Transamerica Convertible Securities and Transamerica Money Market (5)

(j)	Transamerica PIMCO Total Return (5)

(k)	Transamerica Clarion Global Real Estate Securities (15)

(l)	Transamerica PIMCO Real Return TIPS (9)

(m)	Transamerica Small/Mid Cap Value (10)

(n)	Transamerica Balanced (11)

(o)	Transamerica JPMorgan Mid Cap Value (12)

(p)	Transamerica BlackRock Large Cap Value and Transamerica BlackRock Global Allocation (19)

(q)	Transamerica Short-Term Bond (12)

(r)	Transamerica UBS Large Cap Value (20)

(s)	Transamerica Van Kampen Emerging Markets Debt and Transamerica Van Kampen Small Company Growth (20)

(t)	Transamerica AllianceBernstein International Value (15)

(u)	Transamerica Neuberger Berman International (29)

(v)	Transamerica Oppenheimer Developing Markets (23)

(w)	Transamerica JPMorgan International Bond (14)

(x)	Transamerica Federated Market Opportunity (23)

(y)	Transamerica Van Kampen Mid-Cap Growth (20)

(z)	Transamerica Asset Allocation — Conservative Portfolio, Transamerica Asset Allocation — Moderate Portfolio, Transamerica Asset Allocation — Growth Portfolio, Transamerica Asset Allocation — Moderate Growth Portfolio, Transamerica Multi-Manager International Portfolio and Transamerica Multi-Manager Alternative Strategies Portfolio — Morningstar Asset Allocation Management Agreement Amendment (19)
(a)	Transamerica Managed Payout Portfolio — Morningstar Asset Allocation Management Agreement Amendment (to be filed by amendment)
(aa)	Transamerica Oppenheimer Small- & Mid-Cap Value (16)

(bb)	Transamerica MFS International Equity (16)

(cc)	Transamerica Loomis Sayles Bond (19)

(dd)	Transamerica BNY Mellon Market Neutral Strategy (19)

(ee)	Transamerica BlackRock Natural Resources (19)

(ff)	Transamerica Third Avenue Value (19)

(gg)	Transamerica UBS Dynamic Alpha (19)

(hh)	Transamerica Schroders International Small Cap (23)

(ii)	Transamerica Thornburg International Value (27)
(a)	Amendment dated January 1, 2009 (28)
(jj)	Transamerica WMC Emerging Markets (27)

(kk)	Transamerica JPMorgan Core Bond (29)

(ll)	Transamerica Diversified Equity (to be filed by amendment)
(e)	(1)	Underwriting Agreement (23)
(a)	Amended Schedule I dated July 1, 2009 (29)

(b)	Amended Schedule I dated (to be filed by amendment)
(2)	Dealer’s Sales Agreement (8)

(3)	Service Agreement (4)

(4)	Wholesaler’s Agreement (3)
(f)	Amended and Restated Board Members Deferred Compensation Plan dated May 1, 2008 (28)

(g)	Custody Agreement (7)
(1)	Amended Fee Schedule dated February 1, 2008 (28)
(h)	(1)	Transfer Agency Agreement (1)
(a)	Amended Fee Schedule dated July 1, 2008 (28)
(2)	Administrative Services Agreement (7)
(a)	Amendment to Administrative Services Agreement (13)
(3)	Expense Limitation Agreement (9)

(a)	Amendment dated July 1, 2009 (29)

(b)	Schedules A and B dated July 1, 2009 (29)

(c)	Amended Expense Limitation Agreement dated (to be filed by amendment)
(i)	Opinion and Consent of Counsel (28)

(j)	n/a

(k)	n/a

(l)	Investment Letter from Sole Shareholder (2)
Amended and Restated Plan of Distribution of the Registrant under Rule 12b-1 (23)
Amended Schedule A dated July 1, 2009 (29)
Amended Schedule A dated                      (to be filed by amendment)
1.	Amended and Restated Plan for Multiple Classes of Shares dated March 1, 2009 (28)
(a)	Amendment dated as of May 5, 2009 (29)

(b)	Amended Schedule A dated July 1, 2009 (29)
Amended Schedule A dated                      (to be filed by amendment)
(o)	Reserved

(p)	Code of Ethics
(1)	Joint Transamerica Funds and Transamerica Asset Management, Inc. (23)
SUB-ADVISERS
(2)	AEGON USA Investment Management, LLC (26)

(3)	Federated Equity Management Company of Pennsylvania (15)

(4)	Transamerica Investment Management, LLC (15)

(5)	Jennison Associates LLC (15)

(6)	Pacific Investment Management Company LLC (15)

(7)	ING Clarion Real Estate Securities (15)

(8)	Templeton Investment Counsel, LLC (15)

(9)	J.P. Morgan Investment Management Inc. (15)

(10)	UBS Global Asset Management (Americas) Inc. (15)

(11)	Morgan Stanley Investment Management Inc. (15)

(12)	AllianceBernstein L.P. (15)

(13)	Neuberger Berman Management LP (15)

(14)	Oppenheimer Funds, Inc. LP (15)

(15)	Morningstar Associates, LLC (15)

(16)	Loomis, Sayles & Company, L.P. (17)

(17)	BlackRock Investment Management, LLC (17)

(18)	Franklin Portfolio Associates, LLC (19)

(19)	Third Avenue Management LLC (17)

(20)	MFS Investment Management (18)

(21)	Schroder Investment Management North America Inc. (23)

(22)	Thornburg Investment Management, Inc. (26)

(23)	Wellington Management Company, LLP (26)
(q)(1)	Powers of Attorney (22)

(q)(2)	Power of Attorney for Sandra N. Bane (25)

(q)(3)	Power of Attorney for David W. Jennings (30)
All exhibits filed previously are herein incorporated by reference
(1)	Filed previously with Post-Effective Amendment No. 20 to Registration Statement filed on November 16, 1995 (File No. 033-02659).

(2)	Filed previously with Post-Effective Amendment No. 24 to Registration Statement filed on November 15, 1996 (File No. 033-02659).

(3)	Filed previously with Post-Effective Amendment No. 25 to Registration Statement filed on January 31, 1997 (File No. 033-02659).

(4)	Filed previously with Post-Effective Amendment No. 31 to Registration Statement filed on September 2, 1999 (File No. 033-02659).

(5)	Filed previously with Post-Effective Amendment No. 43 to Registration Statement on December 17, 2001 (File No. 033-02659).

(6)	Filed previously with Post-Effective Amendment No. 47 to Registration Statement on March 29, 2002 (File No. 033-02659).

(7)	Filed previously with Post-Effective Amendment No. 49 to Registration Statement on September 12, 2002 (File No. 033-02659).

(8)	Filed previously with Post-Effective Amendment No. 50 to Registration Statement on November 12, 2002 (File No. 033-02659).

(9)	Filed previously with Post-Effective Amendment No. 51 to Registration Statement on December 13, 2002 (File No. 033-02659).

(10)	Filed previously with Post-Effective Amendment No. 56 to Registration Statement on March 1, 2004 (File No. 033-02659).

(11)	Filed previously with Post-Effective Amendment No. 61 to Registration Statement on October 1, 2004 (File No. 033-02659).

(12)	Filed previously with Post-Effective Amendment No. 63 to Registration Statement on November 2, 2004 (File No. 033-02659).

(13)	Filed previously with Post-Effective Amendment No. 67 to Registration Statement on February 25, 2005 (File No. 033-02659).

(14)	Filed previously with Post-Effective Amendment No. 72 to Registration Statement on November 8, 2005 (File No. 033-02659).

(15)	Filed previously with Post-Effective Amendment No. 77 to Registration Statement on March 1, 2006 (File No. 033-02659).

(16)	Filed previously with Post-Effective Amendment No. 79 to Registration Statement on August 1, 2006 (File No. 033-02659).

(17)	Filed previously with Post-Effective Amendment No. 81 to Registration Statement on October 13, 2006 (File No. 033-02659).

(18)	Filed previously with Transamerica Series Trust Post-Effective Amendment No. 66 to Registration Statement on April 28, 2006, and incorporated herein by reference (File No. 811-04419).

(19)	Filed previously with Post-Effective Amendment No. 83 to Registration Statement on December 21, 2006 (File No. 033-02659).

(20)	Filed previously with Post-Effective Amendment No. 85 to Registration Statement on March 1, 2007 (File No. 033-02659).

(21)	Filed previously with Post-Effective Amendment No. 87 to Registration Statement on October 26, 2007 (File No. 033 02659).

(22)	Filed previously with Post-Effective Amendment No. 88 to Registration Statement on December 11, 2007 (File No. 033-02659).

(23)	Filed previously with Post-Effective Amendment No. 89 to Registration Statement on February 28, 2008 (File No. 033-02659).

(24)	Filed previously with Post-Effective Amendment No. 41 to Registrant Statement on December 15, 2000 (File No. 033-02659).

(25)	Filed previously with Post-Effective Amendment No. 91 to Registrant Statement on June 10, 2008 (File No. 033-02659).

(26)	Filed previously with Post-Effective Amendment No. 92 to Registrant Statement on June 12, 2008 (File No. 033-02659).

(27)	Filed previously with Post-Effective Amendment No. 93 to Registrant Statement on September 15, 2008 (File No. 033-02659).

(28)	Filed previously with Post-Effective Amendment No. 95 to Registrant Statement on February 27, 2009 (File No. 033-02659).

(29)	Filed previously with Post-Effective Amendment No. 97 to Registrant Statement on July 1, 2009 (File No. 033-02659).

(30)	Filed previously with Post-Effective Amendment No. 98 to Registrant Statement on August 7, 2009 (File No. 033-02659).
Item 24 Persons Controlled by or under Common Control with the Fund
     To the knowledge of the Registrant, neither the Registrant nor any Series thereof is controlled by or under common control with any other person. The Registrant has no subsidiaries.

Item 25 Indemnification
     Provisions relating to indemnification of the Registrant’s Trustees and employees are included in Registrant’s Restatement of Declaration of Trust and Bylaws which are incorporated herein by reference.
     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons, or otherwise, Registrant has been advised that in the opinion of the Commission such indemnification may be against public policy as expressed in the Act and may be, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 26 Business and Other Connections of Investment Advisers
     Transamerica Asset Management, Inc. (“TAM”) is principally engaged in offering investment advisory services. The only businesses, professions, vocations or employments of a substantial nature of John K. Carter, Christopher A. Staples and Dennis P. Gallagher, directors of TAM, are described in the Statement of Additional Information under the section entitled “Management of the Fund.” Additionally, the following describes the principal occupations of other persons who serve as executive officers of TAM: Karen D. Heburn, Senior Vice President, Chief Financial Officer and Treasurer of TAM and Senior Vice President and Treasurer of Transamerica Fund Services, Inc. (“TFS”) and other related entities, Joseph Carusone, Senior Vice President of TAM and TFS and Rick Resnik, Senior Vice President and Chief Compliance Officer of TAM and Senior Vice President of TFS.
* * *
     AEGON USA Investment Management LLC (“AUIM”), 4333 Edgewood Road NE, Cedar Rapids, Iowa 52499, serves as sub-adviser to Transamerica High Yield Bond. Its managers and officers are:
MANAGERS:
David L. Blankenship
David M. Carney
Joel L. Coleman
Eric B. Goodman
OFFICERS:
Eric B. Goodman, President & Chief Investment Officer
Bradley J. Beman, Executive Vice President — Head of Fixed Income
David L. Blankenship, Executive Vice President and Chief Operating Officer
Josh E. Braverman, Executive Vice President
Kirk W. Buese, Executive Vice President — Private and Structured Finance
David M. Carney, Executive Vice President, Treasurer and Chief Financial Officer
Joel L. Coleman, Executive Vice President — Portfolio Management
Frank E. Collecchia, Executive Vice President
Daniel P. Fox, Executive Vice President — Risk Management
Mark E. Dunn, Senior Vice President
Robert Fitzsimmons, Senior Vice President
Kevin A. Giles, Senior Vice President — New Initiatives
David R. Halfpap, Senior Vice President
William L. Hurwitz, Senior Vice President
Calvin W. Norris, Senior Vice President
Eric C. Perry, Senior Vice President
Stephanie M. Phelps, Senior Vice President
James K. Schaeffer, Jr., Senior Vice President
Sarvjeev S. Sidhu, Senior Vice President
Michael B. Simpson, Senior Vice President
Jon L. Skaggs, Senior Vice President

Robert A. Smedley, Senior Vice President
Jeffrey A. Whitehead, Senior Vice President
John F. Bailey, Vice President
James K. Baskin, Vice President
Gregg A. Botkin, Vice President
James K. Cameron, Vice President
Martin Coppens, Vice President
Garry E. Creed, Vice President
Douglas A. Dean, Vice President
Bradley D. Doyle, Vice President
Cindy Eason-Manning, Vice President
Mark D. Evans, Vice President
Julie A. Franklin, Vice President
Scott P. Hassenstab, Vice President
William J. Henricksen, Vice President
David Hopewell, Vice President
Frederick B. Howard, Vice President
Karen E. Hufnagel, Vice President
Jon D. Kettering, Vice President
Stephen M. Lempa, Vice President
John D. Marcsik, Vice President
Angela S. Matson, Vice President
Jeremy S. Mead, Vice President
Steven P. Opp, Vice President
Christopher D. Pahlke, Vice President
Michael J. Parrish, Vice President
Mary T. Pech, Vice President
Greg A. Podhajsky, Vice President
Josua D. Prieskorn, Vice President
Stacey S. Rutledge, Vice President
Michael S. Smith, Vice President
J. Staley Stewart, Vice President
Debra R. Thompson, Vice President
Michael A. Urban, Vice President
Xueqing Wang, Vice President
Douglas A. Weih, Vice President
M. Christina Galligan, Assistant Vice President
Paul J. Houk, General Counsel and Secretary
Jessica L. Cole, Chief Compliance Officer
Clint L. Woods, Assistant Secretary
Daniel Seward, Assistant Treasurer
Stephanie Steele, Assistant Treasurer
* * *
     AllianceBernstein, LP (“AllianceBernstein”), 1345 Avenue of the Americas, New York, New York 10105, serves as sub-adviser to Transamerica AllianceBernstein International Value. Peter S. Kraus is Chairman of the Board and Chief Executive Officer; Christopher M. Condron, Lorie A. Slutsky, Dominique Carrel-Billiard, Henri De Castries, Denis Duverne, Richard S. Dziadzio, Deborah S. Hechinger, Weston M. Hicks, Nick Lane, A.W. (Pete) Smith, Jr., and Peter J. Tobin are Directors; Gerald M. Lieberman is President and Chief Operating Officer.
* * *
     BlackRock Investment Management, LLC (“BlackRock”), 800 Scudders Mill Road, Plainsboro, NJ 08536, serves as sub-adviser to Transamerica BlackRock Global Allocation, Transamerica BlackRock Large Cap Value and Transamerica BlackRock Natural Resources. Laurence Douglas Fink is Chief Executive Officer; Robert Steven Kapito is President and Vice Chairman; Anne Marie Petach is Chief Financial Officer; Robert Peter Connolly is General Counsel, Secretary and Managing Director; Henrey Gabbay is Managing Director and Chief Administrative Officer; Bartholomew Angelo Battista

is Managing Director and Chief Compliance Officer; John Moran Patrick is Managing Director and Treasurer; and Laurence James Carolan and Kevin Michael Klingert are Managing Directors.
* * *
     Federated Equity Management Company of Pennsylvania (“Federated”), Federated Investors Tower, Pittsburgh, PA 15222-3779, serves as sub-adviser to Transamerica Federated Market Opportunity. It is a subsidiary of Federated Investors, Inc.
     Federated serves as investment adviser to a number of investment companies and private accounts. Total assets under management by Federated and other subsidiaries of Federated Investors, Inc. is approximately $344 billion. The Trustees of Federated, their position with Federated, and, in parenthesis, their principal occupations are as follows: J. Christopher Donahue, Trustee and Chairman (Chief Executive Officer and Trustee, Federated Investors, Inc.; Chairman and Director, Federated Investment Management Company, Federated Advisory Services Company, Federated Global Investment Management Corp., Federated MDTA LLC.; Chairman, Passport Research, Ltd.; Trustee, Federated Investment Counseling, Federated Asset Management GmbH (Germany), Federated International Holdings BV (The Netherlands), Federated International Management Limited (Ireland) and Federated Shareholder Services Company; Director, Federated Services Company); John B. Fisher, Trustee, Chief Executive Officer and President (Trustee, Chief Executive Officer and President of Federated Investment Management Company, Federated Advisory Services Company, Federated Global Investment Management Corp., Federated MDTA LLC.; Trustee and President — Investment Research, Federated Investment Counseling; Chief Executive Officer and President, Passport Research, Ltd.); Thomas R. Donahue, Trustee and Treasurer (Trustee, Vice President, Chief Financial Officer and Treasurer, Federated Investors, Inc.; Trustee and Treasurer, Federated Investment Management Company, Federated Advisory Services Company, Federated Investment Counseling, Federated Administrative Services, Inc., Federated Global Investment Management Corp., Federated Investors Trust Company, Federated Services Company and Federated Shareholder Services Company; Trustee and Executive Vice President, Federated Securities Corp.; Director and President, FII Holdings, Inc.; Treasurer, Federated Administrative Services and Passport Research, Ltd.; Trustee, Federated MDTA LLC.); Stephen F. Auth, Executive Vice President (Executive Vice President, Federated Advisory Services Company, Federated Global Investment Management Corp. and Federated Investment Counseling); Mark D. Olson, Trustee (Trustee, Federated Investment Management Company, Federated Advisory Services Company, Federated Investment Counseling, Federated Shareholder Services Company; Partner, Wilson, Halbrook & Bavard, 107 W. Market Street, Georgetown, Delaware 19947). The business address of the Trustees, with the exception of Mark D. Olson, is Federated Investors Tower, Pittsburgh, PA 15222-3779.
     The remaining Officer of Federated is Secretary and Vice President: G. Andrew Bonnewell.
     The business address of each of the Officers of Federated is Federated Investors Tower, Pittsburgh, PA 15222-3779. These individuals are also officers of some of the investment advisers to other mutual funds.
* * *
     ING Clarion Real Estate Securities, LP (“Clarion”), 201 King of Prussia Road, Radnor, PA 19087, serves as sub-adviser for Transamerica Clarion Global Real Estate Securities. Its officers are: T. Ritson Ferguson, Executive Officer/Chief Investment Officer; Jarrett B. Kling, Executive Officer; Stephen J. Furnary, Executive Officer; Steven D. Burton, Executive Officer; and Joseph P. Smith, Executive Officer.
* * *
     Jennison Associates LLC (“Jennison”), the sub-adviser to Transamerica Jennison Growth, is a direct, wholly owned subsidiary of Prudential Investment Management, Inc., which is a direct, wholly owned subsidiary of Prudential Asset Management Holding Company LLC, which is a direct, wholly owned subsidiary of Prudential Financial, Inc. Jennison provides investment supervisory services to its clients, which are comprised primarily of corporations, trusteed pension and profit-sharing plans, charitable organizations, endowments, insurance separate accounts, affiliated and third-party mutual funds, other commingled funds and individually managed accounts for managed account programs sponsored by broker dealers.
     The business and other connections of Jennison’s directors and principal executive officers are set forth below. Except as otherwise indicated, the address of each person is 466 Lexington Avenue, New York, New York 10017.

Name and Address	Principal Occupation
Dennis M. Kass	Director, Chairman and Chief Executive Officer, Jennison. Chairman and Manager, Quantitative Management Associates LLC (“QM”). Director, Senior Managing Director and Vice President, Prudential Investment Management, Inc. (“PIM”).

Name and Address	Principal Occupation
Spiros Segalas	Director, President and Chief Investment Officer, Jennison.

Mehdi A. Mahmud	Director, Vice Chairman, Managing Director and Chief Operating Officer, Jennison.

Kathleen A. McCarragher	Director and Managing Director, Jennison.

Bernard B. Winograd Gateway Center Three, 15th Floor 100 Mulberry Street Newark, NJ 07102	Director, Jennison. Executive Vice President, The Prudential Insurance Company of America (“PICA”). Executive Vice President, Prudential Financial, Inc.

Charles F. Lowrey	Director, Jennison. Executive Vice President, Prudential Investment Management Services LLC. President, Chairman, Chief Executive Officer and Director, PIM. Chairman, Chief Executive Officer and Manager, Prudential Asset Management Holding Company LLC.

Ronald K. Andrews Gateway Center Three, 100 Mulberry Street Newark, New Jersey 07102	Director, Jennison. Senior Vice President, Prudential Investments LLC (“PI”). Member, Board of Managers, QM.

Mirry M. Hwang	Secretary, Vice President and Chief Legal Officer, Jennison. Assistant Secretary, Prudential Trust Company.

Joseph M. Carrabes	Executive Vice President, Jennison.

Kenneth Moore	Treasurer, Executive Vice President and Chief Financial Officer, Jennison. Chief Financial Officer, Manager and Vice President, QM. Vice President, PIM. Director, Prudential Trust Company.

Stuart S. Parker	Executive Vice President, Jennison. Senior Vice President, PI. Vice President, QM.

Leslie S. Rolison	Executive Vice President, Jennison. Vice President, QM.
* * *
     J.P. Morgan Investment Management Inc. (“JPMorgan”) serves as sub-adviser to Transamerica JPMorgan Core Bond, Transamerica JPMorgan International Bond and Transamerica JPMorgan Mid Cap Value.
     The principal business address of JPMorgan is 245 Park Avenue, New York, NY 10167. JPMorgan is a registered investment adviser under the Advisers Act.

Name and Position
With Investment Adviser	Name of Other Company	Connection With Other Company

Evelyn V. Guernsey	JPMorgan Investment	Chairperson, President and CEO
President, Director,	Advisors Inc.
Managing Director
George C.W. Gatch	—	—
Director, Managing Director
Seth P. Bernstein	—	—
Global Head of Fixed Income, Managing Director
Lawrence M. Unrein	—	—
Director, Managing Director
Martin R. Porter	—	—
Global Head of Equities, Managing Director
Clive Brown	—	—
Director, Managing Director
Scott E. Richter	—	—
Secretary
Joseph K. Azelby	—	—
Director, Managing Director

Name and Position
With Investment Adviser	Name of Other Company	Connection With Other Company

Paul A. Quinsee	—	—
Director, Managing Director
John H. Hunt	—	—
Director, Managing Director
Richard T. Madsen	—	—
Director, Managing Director
Joseph J. Bertini	—	—
Chief Compliance Officer
* * *
     Loomis, Sayles & Company, L.P. (“Loomis”), One Financial Center, Boston, MA 02111-2611, serves as sub-adviser to Transamerica Loomis Sayles Bond. Robert J. Blanding is Chief Executive Officer; Kevin P. Charleston is Chief Financial Officer; Donald P. Ryan is Vice President and Chief Compliance Officer; and Jean S. Loewenberg is Chief Legal Officer.
     The directors of Loomis’ general partner are: Robert J. Blanding, Kevin P. Charleston, Jean S. Loewenberg, Jaehoon Park, Pierre P. Servant, John T. Hailer, Mark E. Smith, Lauriann C. Kloppenburg, John F. Gallagher, III, Daniel J. Fuss and John R. Gidman. Each director, with the exception of Messrs. Hailer and Servant, is also an Executive Vice President of Loomis.
* * *
     Mellon Capital Management Corporation (“BNY Mellon”), a fully owned subsidiary of The Bank of New York Mellon Financial Corporation, One Boston Place, 34th Floor, Boston, MA 02108, serves as sub-adviser to Transamerica BNY Mellon Market Neutral Strategy. Oliver Buckley is Executive Vice President and Head of Active Equity Strategies; Paul Healey is Executive Vice President and Head of Active Equity Operations and Client Service; Gregg Pendergast is Director and Deputy Chief Compliance Officer; Jonathan Calvert, Michael Dunn, Langton Garvin and Mary McDermott-Holland are Directors. Timothy Burke, Caroline Conway, Kristin Crawford, Thomas Dion, David Dirks, Amitabh Dugar, John Manley, Pritha Mitra-Stiff, John Pierce, and Patrick Slattery are Vice Presidents.
* * *
     MFS Investment Management (“MFS”), 500 Boylston Street, Boston, Massachusetts 02116, serves as sub-adviser to Transamerica MFS International Equity. The Directors of MFS are Robert C. Pozen, Robert J. Manning, Donald A. Stewart, Thomas A. Bogart, and Kevin Dougherty. Mr. Pozen is Chairman of MFS and Chairman of the Board; Mr. Manning is Chief Executive Officer, Chief Investment Officer, and President; Martin E. Beaulieu is Executive Vice President and Director of Global Distribution; Robin A. Stelmach is Executive Vice President and Chief Operating Officer; Maria F. Dwyer is Executive Vice President , Chief Regulatory Officer and Chief Compliance Officer; Paul T. Kirwan is Executive Vice President, Chief Financial Officer and Treasurer; Mark N. Polebaum is Executive Vice President, General Counsel and Secretary; David A. Antonelli is Executive Vice President, Chief Investment Officer-Non U.S. and Global Equity Investments and Co-Director of Global Research; Michael W. Roberge is Executive Vice President, Chief Investment Officer-U.S. Investments and Co-Director of Global Research; Elizabeth Petipas is the Assistant Treasurer; Erica Blake, Kimberly M. Collins, Ethan D. Corey, Daniel W. Finegold, Mitchell C. Freestone, Susan S. Newton, Genevieve D. Pluhowski, and Lisa A. Sheeler are Assistant Secretaries; and Timothy Tierney is the Tax Officer.
* * *
     Morgan Stanley Investment Management, Inc., doing business as Van Kampen (“Van Kampen”), 522 Fifth Avenue, New York, NY 10036, serves as sub-adviser to Transamerica Van Kampen Emerging Markets Debt, Transamerica Van Kampen Mid-Cap Growth and Transamerica Van Kampen Small Company Growth. The directors and principal officers are listed below.

NAME AND POSITION WITH
MORGAN STANLEY	OTHER SUBSTANTIAL
INVESTMENT MANAGEMENT INC.	BUSINESS, PROFESSION, OR VOCATION
Randy Takian Managing Director and President	President and Principal Executive Officer of the Morgan Stanley Retail and Institutional Funds; President and Chief Executive Officer of Morgan Stanley Services Company Inc.; Managing Director of Morgan Stanley Investment Advisors Inc.; Director of Morgan Stanley Distributors Inc. and Morgan Stanley Distribution, Inc.

Stuart Bohart Managing Director and Director	President; Managing Director and Director of Morgan Stanley Investment Advisors Inc.; Managing Director of Van Kampen Advisors Inc. and Van Kampen Asset Management; President of Morgan Stanley Distribution Inc

Amy R. Doberman Managing Director and Secretary	Managing Director and General Counsel, U.S. Investment Management of Morgan Stanley Investment Management

Dennis F. Shea Managing Director and Chief Investment Officer — Global Equity Group	Managing Director and Chief Investment Officer- Global Equity Group of Morgan Stanley Investment Management

Kevin Klingert Managing Director and Chief Operating Officer of the Global Fixed Income Group	Managing Director and Chief Operating Officer of the Global Fixed Income Group of Morgan Stanley Investment Management Inc. Head of Global Liquidity Credit Research of Morgan Stanley Investment Management. Managing Director of Morgan Stanley Investment Advisors Inc.

Carsten Otto Managing Director	Managing Director and Global Head of Compliance for Morgan Stanley Investment Management and Chief Compliance Officer of Morgan Stanley Retail Funds and Institutional Funds.

Mary Ann Picciotto Executive Director and Chief Compliance Officer	Chief Compliance Officer of Morgan Stanley Investment Advisors Inc., Van Kampen Asset Management, Van Kampen Investments Inc., Van Kampen Investor Service Inc. and Van Kampen Advisors Inc.

Kenneth Castiglia Managing Director, Chief Financial Officer and Treasurer	Managing Director, Chief Financial Officer and Treasurer of Morgan Stanley Investment Management
* * *
     Morningstar Associates, LLC (“Morningstar”), 22 West Washington Street, Chicago, IL 60602, serves as portfolio construction manager to Transamerica Asset Allocation — Conservative Portfolio, Transamerica Asset Allocation — Growth Portfolio, Transamerica Asset Allocation — Moderate Portfolio, Transamerica Asset Allocation — Moderate Growth Portfolio, Transamerica Multi-Manager International Portfolio and Transamerica Multi-Manager Alternative Strategies Portfolio. The officers are D. Scott Schilling, Chief Compliance Officer and Secretary; Allan B. Johnson, Vice President — Sales and Marketing; and Patrick J. Reinkemeyer, President.
* * *
     Neuberger Berman Management, LLC. (“Neuberger”), 605 Third Avenue, New York, New York 10158, serves as sub-adviser to Transamerica Neuberger Berman International. Chamaine Williams is Chief Compliance Officer; Peter E. Sundman is President and Director; Joseph Amato is Director; Robert J. Conti is Sr. Vice President; Maxine L. Gerson is General Counsel and Secretary; Edward S. Grieb is Chief Financial Officer and Treasurer.
* * *

     OppenheimerFunds (“Oppenheimer”), Two World Financial Center, 225 Liberty Street, New York, New York 10281, serves as sub-adviser to Transamerica Oppenheimer Developing Markets and Transamerica Oppenheimer Small- & Mid-Cap Value. John V. Murphy is Chief Executive Officer; Kurt J. Wolfgruber is President and Chief Investment Officer; Richard Knott and Craig P. Dinsell are Executive Vice Presidents; Robert G. Zack is Executive Vice President and General Counsel; Brian W. Wixted is Sr. Vice President and Treasurer; David M. Pfeffer is Sr. Vice President and Chief Financial Officer; Mark S. Vandehey is Sr. Vice President and Chief Compliance Officer.
* * *
     Pacific Investment Management Company LLC (“PIMCO”), 840 Newport Center Drive, Suite 300, Newport Beach, California 92660, serves as sub-adviser to Transamerica PIMCO Total Return and Transamerica PIMCO Real Return TIPS. Officers and Executive Officers of PIMCO are as follows:

Name	Business Unit	Title	Officer Title
Arnold,Tammie J.	Pacific Investment Mgt Co. LLC	Head, Global Retail Distr	Managing Director
Baker,Brian P.	PIMCO Hong Kong	Account Manager	Managing Director
Benz II,William R.	PIMCO Europe Limited	Head of Acct Mgmt-Europe	Managing Director
Bhansali,Vineer	Pacific Investment Mgt Co. LLC	Portfolio Manager	Managing Director
Cupps,Wendy W.	Pacific Investment Mgt Co. LLC	Head, Product Management	Managing Director
Dawson,Craig A.	Pacific Investment Mgt Co. LLC	Head, Prod Mgmt-Europe	Managing Director
Dialynas,Chris P.	Pacific Investment Mgt Co. LLC	Portfolio Manager	Managing Director
El-Erian,Mohamed A.	Pacific Investment Mgt Co. LLC	Co-CEO Co-CIO	Managing Director
Gross,William H.	Pacific Investment Mgt Co. LLC	Founder, CIO-Sr Port Mgr	Managing Director
Harris,Brent Richard	Pacific Investment Mgt Co. LLC		Managing Director
Hodge,Douglas M.	PIMCO Japan Limited	Director, Asia Pacific	Managing Director
Holden,Brent L.	Pacific Investment Mgt Co. LLC	Co-Hd of US Acct Mgmt	Managing Director
Isberg,Margaret E.	PIMCO Canada	Head, Canada Bus Dev	Managing Director
Ivascyn,Daniel J.	Pacific Investment Mgt Co. LLC	Portfolio Manager	Managing Director
Jacobs IV,Lew W.	Pacific Investment Mgt Co. LLC	Head of Talent Management	Managing Director
Lown,David C.	Pacific Investment Mgt Co. LLC	Technology & Operations	Managing Director
Mather,Scott A.	Pacific Investment Mgt Co. LLC	Head, PM Global Desk	Managing Director
McCray,Mark V.	Pacific Investment Mgt Co. LLC	Portfolio Manager	Managing Director
McCulley,Paul A.	Pacific Investment Mgt Co. LLC	Portfolio Manager	Managing Director
McDevitt,Joseph V.	PIMCO Europe Limited	Head, PIMCO Europe	Managing Director
Mewbourne,Curtis A.	Pacific Investment Mgt Co. LLC	Portfolio Manager	Managing Director
Muzzy,James Frederic	Pacific Investment Mgt Co. LLC	Founder, Head, Bus Dev US	Managing Director
Otterbein,Thomas J.	Pacific Investment Mgt Co. LLC	Co-Hd of US Acct Mgmt	Managing Director
Powers,William C.	Pacific Investment Mgt Co. LLC	Portfolio Manager	Managing Director
Ravano,Emanuele	PIMCO Europe Limited	Head Portfolio Mgt London	Managing Director
Schmider,Ernest L.	Pacific Investment Mgt Co. LLC	Head of Funds Admin	Managing Director
Simon,W Scott	Pacific Investment Mgt Co. LLC	Portfolio Manager	Managing Director
Takano,Makoto	PIMCO Japan Limited	President of PIMCO Japan	Managing Director
Thompson,William S.	Pacific Investment Mgt Co. LLC	Chief Executive Officer	Managing Director
Weil,Richard M.	Pacific Investment Mgt Co. LLC	Chief Operating Officer	Managing Director
Zhu,Changhong	Pacific Investment Mgt Co. LLC	Portfolio Manager	Managing Director
Burns,Robert Wesley	Pacific Investment Mgt Co. LLC	President of PIMCO Funds	Consulting MD

Name	Business Unit	Title	Officer Title
Loftus,John S.	Pacific Investment Mgt Co. LLC		Consulting MD
Amey,Mike	PIMCO Europe Limited	Portfolio Manager	Executive VP
Anderson,Joshua M.	Pacific Investment Mgt Co. LLC	Portfolio Manager	Executive VP
Andrews,David S.	Pacific Investment Mgt Co. LLC	Credit Analyst	Executive VP
Asay,Michael R.	Pacific Investment Mgt Co. LLC	Portfolio Manager	Executive VP
Balls,Andrew Thomas	Pacific Investment Mgt Co. LLC	Global Strategist	Executive VP
Beaumont,Stephen B.	Pacific Investment Mgt Co. LLC	Account Manager	Executive VP
Bishop,Gregory A.	Pacific Investment Mgt Co. LLC	Financial Inter Group	Executive VP
Blau,Volker	Germany Fixed Income	Head Insurance	Executive VP
Bosomworth,Andrew	Germany Fixed Income	Co-Head Munich Port Mgmt	Executive VP
Bridwell,Jennifer S	Pacific Investment Mgt Co. LLC	Mortgage Product Manager	Executive VP
Brittain,WH Bruce	Pacific Investment Mgt Co. LLC	Structured Product Mgr	Executive VP
Callin,Sabrina C.	Pacific Investment Mgt Co. LLC	StocksPLUS Product Mgr	Executive VP
Clarida,Richard H	Pacific Investment Mgt Co. LLC	Global Strategic Advisor	Executive VP
Conseil,Cyrille R.	Pacific Investment Mgt Co. LLC	Portfolio Manager	Executive VP
Cummings,John B.	Pacific Investment Mgt Co. LLC	Portfolio Manager	Executive VP
Dada,Suhail H.	PIMCO Europe Limited	Head, Middle East Bus Dev	Executive VP
De Leon,William G.	Pacific Investment Mgt Co. LLC	EVP, Portfolio Manager	Executive VP
Devlin,Edward	Pacific Investment Mgt Co. LLC	Portfolio Manager	Executive VP
Fisher III,David N.	Pacific Investment Mgt Co. LLC	Global Product Manager	Executive VP
Flattum,David C.	Pacific Investment Mgt Co. LLC	General Counsel	Executive VP
Foong,Hock Meng	PIMCO Asia Pte Ltd	Acct Mgr / Office Head	Executive VP
Fulford III,Richard F.	PIMCO Europe Limited	Account Manager	Executive VP
Gleason,George Steven	Pacific Investment Mgt Co. LLC	Account Manager	Executive VP
Gomez,Michael A.	Pacific Investment Mgt Co. LLC	Emerging Market Port Mgr	Executive VP
Greer,Robert J.	Pacific Investment Mgt Co. LLC	Real Return Product Mgr	Executive VP
Hally,Gordon C.	Pacific Investment Mgt Co. LLC	Account Manager	Executive VP
Hardaway,John P.	Pacific Investment Mgt Co. LLC	Mgr, Mut Funds Operations	Executive VP
Harumi,Kazunori	PIMCO Japan Limited	Client Svcs — Pension	Executive VP
Holloway Jr.,Dwight F.	PIMCO Europe Limited	Account Manager	Executive VP
Hudoff,Mark T.	Pacific Investment Mgt Co. LLC	Portfolio Manager	Executive VP
Kiesel,Mark R.	Pacific Investment Mgt Co. LLC	Portfolio Manager	Executive VP
King,Stephanie Lorraine	Pacific Investment Mgt Co. LLC	Account Manager	Executive VP
Louanges,Matthieu	Germany Fixed Income	Co-Head Munich Port Mgmt	Executive VP
Masanao,Tomoya	PIMCO Japan Limited	Portfolio Manager	Executive VP
Mead,Robert	PIMCO Australia Pty. Ltd.	Portfolio Manager	Executive VP
Miller,John M.	Pacific Investment Mgt Co. LLC	Account Manager	Executive VP
Millimet,Scott A.	Pacific Investment Mgt Co. LLC	Account Manager	Executive VP
Minaki,Haruki	PIMCO Japan Limited	COO & Head Legal,Japan	Executive VP
Monson,Kristen S.	Pacific Investment Mgt Co. LLC	Account Manager	Executive VP
Moore,James F.	Pacific Investment Mgt Co. LLC	Product Mgr, Pension Spec	Executive VP
Ongaro,Douglas J.	Pacific Investment Mgt Co. LLC	Head, Fin Inter Group	Executive VP
Ozeki,Koyo	PIMCO Japan Limited	Hd, Asian Credit Research	Executive VP
Parikh,Saumil H.	Pacific Investment Mgt Co. LLC	Portfolio Manager	Executive VP
Park,Jung	PIMCO Hong Kong	Business Development	Executive VP

Name	Business Unit	Title	Officer Title
Paulson,Bradley W.	Pacific Investment Mgt Co. LLC	Head Global Legal/Compl.	Executive VP
Philipp,Elizabeth M.	Pacific Investment Mgt Co. LLC	Account Manager	Executive VP
Porterfield,Mark J.	Pacific Investment Mgt Co. LLC	Media & Public Relations	Executive VP
Posch,Brigitte	Pacific Investment Mgt Co. LLC	Portfolio Manager, EM	Executive VP
Rodosky,Stephen A.	Pacific Investment Mgt Co. LLC	Portfolio Manager	Executive VP
Roney,Scott L.	Pacific Investment Mgt Co. LLC	Account Manager	Executive VP
Ruthen,Seth R.	Pacific Investment Mgt Co. LLC	Account Manager	Executive VP
Sargent,Jeffrey M.	Pacific Investment Mgt Co. LLC	Head-Ops & IT Munich	Executive VP
Schneider,Jerome M	Pacific Investment Mgt Co. LLC	Portfolio Manager	Executive VP
Schucking,Ivor E.	Pacific Investment Mgt Co. LLC	Co-Head — Credit Research	Executive VP
Short,Jonathan D.	Pacific Investment Mgt Co. LLC	Head, Inst Bus Dev	Executive VP
Stracke,Thibault C.	Pacific Investment Mgt Co. LLC	Co-Head — Credit Research	Executive VP
Strelow,Peter G	Pacific Investment Mgt Co. LLC	Mgr, Mutual Funds Admin	Executive VP
Tarman,Daniel I	Pacific Investment Mgt Co. LLC	Head of Mktg Communctns	Executive VP
Toloui-Tehrani,Ramin	Pacific Investment Mgt Co. LLC	Portfolio Manager	Executive VP
Tournier,Eve Anne Celine	Pacific Investment Mgt Co. LLC	Portfolio Manager	Executive VP
Tyson,Richard E.	Pacific Investment Mgt Co. LLC	Senior Operations Manager	Executive VP
van Heel,Marc	PIMCO Europe Limited	Head, Bus Dev NLD/BEL	Executive VP
Ward,Jim	Pacific Investment Mgt Co. LLC	Head of Human Resources	Executive VP
Wilson,John F.	PIMCO Australia Pty. Ltd.	Head, Bus Dev Australia	Executive VP
Wilson,Susan L.	Pacific Investment Mgt Co. LLC	Account Manager	Executive VP
Wood,George H.	Pacific Investment Mgt Co. LLC	Account Manager	Executive VP
Worah,Mihir P.	Pacific Investment Mgt Co. LLC	Portfolio Manager	Executive VP
Young,David	Pacific Investment Mgt Co. LLC	Account Manager	Executive VP
Yu,Cheng-Yuan	Pacific Investment Mgt Co. LLC	Financial Engineer	Executive VP
Ahto,Laura A.	PIMCO Europe Limited	Head-Ops,Admin,Euro Funds	Sr. Vice President
Baburek,Daniel	PIMCO Japan Limited	Portfolio Manager	Sr. Vice President
Beck,Lee Davison	Pacific Investment Mgt Co. LLC	Account Manager	Sr. Vice President
Berndt,Andreas	Germany Fixed Income	Portfolio Manager	Sr. Vice President
Blair,David James	Pacific Investment Mgt Co. LLC	Credit Analyst	Sr. Vice President
Blomenkamp,Felix	Germany Fixed Income	Head ABS	Sr. Vice President
Bodereau,Philippe	PIMCO Europe Limited	Credit Analyst	Sr. Vice President
Broadwater,Kevin M.	Pacific Investment Mgt Co. LLC	Attorney	Sr. Vice President
Brown,Erik C.	Pacific Investment Mgt Co. LLC	Tax Manager	Sr. Vice President
Bui,Giang H.	Pacific Investment Mgt Co. LLC	Structured Credit Analyst	Sr. Vice President
Burns,Michael A.	PIMCO Europe Limited	Account Manager	Sr. Vice President
Carnachan,Robert Scott	PIMCO Hong Kong	Asia Ex-Jpn Legal Counsel	Sr. Vice President
Cavalieri,John R.	Pacific Investment Mgt Co. LLC	Product Mgr, Real Return	Sr. Vice President
Colter Jr.,Eugene Maynard	Pacific Investment Mgt Co. LLC	Head, Messaging & Content	Sr. Vice President
Cressy,Jonathan B.	Pacific Investment Mgt Co. LLC	Account Manager	Sr. Vice President
Damodaran,Kumaran K	Pacific Investment Mgt Co. LLC	Portfolio Manager	Sr. Vice President
Darling,James	PIMCO Canada	Account Manager	Sr. Vice President
Dorff,David J.	Pacific Investment Mgt Co. LLC	Financial Engineer	Sr. Vice President

Name	Business Unit	Title	Officer Title
Dorrian,Peter G.	PIMCO Australia Pty. Ltd.	Head, Remarketing	Sr. Vice President
Durham,Jennifer E.	Pacific Investment Mgt Co. LLC	Chief Compliance Officer	Sr. Vice President
Emons,Ben	Pacific Investment Mgt Co. LLC	Portfolio Manager	Sr. Vice President
Ferber,Steven Ellis	Pacific Investment Mgt Co. LLC	DC Channel, Business Dev.	Sr. Vice President
Fields,Robert A.	Pacific Investment Mgt Co. LLC	Muni Product Manager	Sr. Vice President
Fisher,Marcellus M.	Pacific Investment Mgt Co. LLC	Manager, Trade Support	Sr. Vice President
Fournier,Joseph A.	PIMCO Europe Limited	Account Manager	Sr. Vice President
Foxall,Julian	PIMCO Australia Pty. Ltd.	Portfolio Manager	Sr. Vice President
Frisch,Ursula T.	Pacific Investment Mgt Co. LLC	Account Manager	Sr. Vice President
Gandolfi,Alessandro	PIMCO Europe Limited	Head, Bus Dev Italy	Sr. Vice President
Garbuzov,Yuri P.	Pacific Investment Mgt Co. LLC	Portfolio Manager	Sr. Vice President
Getter,Christopher T.	Pacific Investment Mgt Co. LLC	Product Manager, EM	Sr. Vice President
Giurlani,Gian Luca	PIMCO Europe Limited	European Re-Marketing	Sr. Vice President
Gore,Gregory T.	Pacific Investment Mgt Co. LLC	Credit Analyst	Sr. Vice President
Grabar,Gregory S.	Pacific Investment Mgt Co. LLC	Account Manager	Sr. Vice President
Griffiths,John Lawrence	PIMCO Europe Limited	Head of Business Dev — UK	Sr. Vice President
Gupta,Sachin	PIMCO Europe Limited	Portfolio Manager	Sr. Vice President
Gupta,Shailesh	Pacific Investment Mgt Co. LLC	Financial Engineer	Sr. Vice President
Hasegawa,Tamotsu	PIMCO Japan Limited	Account Manager	Sr. Vice President
Hastings,Arthur J.	Pacific Investment Mgt Co. LLC	Compliance Manager	Sr. Vice President
Hayes,Ray C.	Pacific Investment Mgt Co. LLC	Account Manager	Sr. Vice President
Heimann,Ilan	PIMCO Europe Limited	Product Manager	Sr. Vice President
Helsing,Jeffrey	Pacific Investment Mgt Co. LLC	Portfolio Manager	Sr. Vice President
Hu,Gang	Pacific Investment Mgt Co. LLC	Portfolio Manager, TIPS	Sr. Vice President
Hughes,Mark Alan	Pacific Investment Mgt Co. LLC	Credit Analyst	Sr. Vice President
Hyman,Daniel Herbert	Pacific Investment Mgt Co. LLC	Portfolio Mgr, ABS-MBS	Sr. Vice President
Jann,Juergen	Germany Fixed Income	Co-Head Munich Gbl Desk	Sr. Vice President
Katz,Ulrich	Germany Fixed Income	Portfolio Manager	Sr. Vice President
Keck,Andreas	Germany Fixed Income	Portfolio Manager	Sr. Vice President
King Jr.,John Stephen	Pacific Investment Mgt Co. LLC	Attorney	Sr. Vice President
Kirkbaumer,Steven P.	Pacific Investment Mgt Co. LLC	Account Manager	Sr. Vice President
Komatsu,Mitsuaki	PIMCO Japan Limited	Head of Compliance	Sr. Vice President
Kressin,Thomas	Germany Fixed Income	Co-Head Munich Gbl Desk	Sr. Vice President
Kuhner,Kevin D.	PIMCO Europe Limited	Co-Head, Euro Remarketing	Sr. Vice President
Lackey,Warren M.	Pacific Investment Mgt Co. LLC	Director, Communications	Sr. Vice President
Larsen,Henrik P.	Pacific Investment Mgt Co. LLC	Mgr Fund Administration	Sr. Vice President
Lehavi,Yanay	Pacific Investment Mgt Co. LLC	Senior Developer	Sr. Vice President
Lopez,Rafael A.	PIMCO Japan Limited	Operations Manager	Sr. Vice President
Ludwig,Steven Charles	Pacific Investment Mgt Co. LLC	Senior Compliance Officer	Sr. Vice President
Mak,Richard	Pacific Investment Mgt Co. LLC	Portfolio Manager	Sr. Vice President
Martin,Scott W.	Pacific Investment Mgt Co. LLC	Account Manager	Sr. Vice President
Meggers,Julie Ann	Pacific Investment Mgt Co. LLC	Account Manager	Sr. Vice President
Meyn,Cynthia Louise	Pacific Investment Mgt Co. LLC	Senior Operations Manager	Sr. Vice President
Miller Jr.,Kendall P.	Pacific Investment Mgt Co. LLC	Portfolio Manager	Sr. Vice President
Milo,Davida J.	Pacific Investment Mgt Co. LLC	CRM Platform Manager	Sr. Vice President

Name	Business Unit	Title	Officer Title
Mitchell,Gail	Pacific Investment Mgt Co. LLC	Account Manager	Sr. Vice President
Mogelof,Eric J.	Pacific Investment Mgt Co. LLC	Account Manager	Sr. Vice President
Morena,Robert	Pacific Investment Mgt Co. LLC	Head, Inst Bus Dev NY	Sr. Vice President
Mukherji,Raja	Pacific Investment Mgt Co. LLC	Credit Analyst	Sr. Vice President
Murata,Alfred T.	Pacific Investment Mgt Co. LLC	Portfolio Manager	Sr. Vice President
Nambimadom,Ramakrishnan S.	Pacific Investment Mgt Co. LLC	Financial Engineer	Sr. Vice President
Nicholls,Steven B.	PIMCO Europe Limited	Account Manager	Sr. Vice President
Nieves,Roger O.	Pacific Investment Mgt Co. LLC	Account Manager	Sr. Vice President
O’Connell,Gillian	PIMCO Europe Limited	Manager of Operations	Sr. Vice President
Okamura,Shigeki	PIMCO Japan Limited	Account Manager	Sr. Vice President
Okun,Eric Alan	Pacific Investment Mgt Co. LLC	Senior Manager	Sr. Vice President
Ong,Arthur Y.D.	Pacific Investment Mgt Co. LLC	Attorney	Sr. Vice President
Osses,Guillermo Ariel	Pacific Investment Mgt Co. LLC	Emerging Market Analyst	Sr. Vice President
Pagani,Lorenzo P.	Germany Fixed Income	Portfolio Manager	Sr. Vice President
Perez,Keith	Pacific Investment Mgt Co. LLC	Senior Developer	Sr. Vice President
Pimentel,Rudolph	Pacific Investment Mgt Co. LLC	Product Manager	Sr. Vice President
Pittman,David J.	Pacific Investment Mgt Co. LLC	Account Manager	Sr. Vice President
Potthof,Axel	Germany Fixed Income	Portfolio Manager	Sr. Vice President
Prasad,Krishna	PIMCO Europe Limited	Portfolio Manager, ABS	Sr. Vice President
Putyatin,Vladyslav	PIMCO Europe Limited	Portfolio Manager	Sr. Vice President
Qu,Wendong	Pacific Investment Mgt Co. LLC	Financial Engineer	Sr. Vice President
Reimer,Ronald M.	Pacific Investment Mgt Co. LLC	Financial Engineer	Sr. Vice President
Reisz,Paul W.	Pacific Investment Mgt Co. LLC	ST/Stable Value Prod Mgr	Sr. Vice President
Repoulis,Yiannis	PELM	Account Manager	Sr. Vice President
Rice,Thomas Edmund	PIMCO Europe Limited	European Legal Counsel	Sr. Vice President
Rollins,Melody	Pacific Investment Mgt Co. LLC	Account Manager	Sr. Vice President
Romano,Mark A.	Pacific Investment Mgt Co. LLC	Account Manager	Sr. Vice President
Schaus,Stacy Leigh	Pacific Investment Mgt Co. LLC	Account Manager	Sr. Vice President
Schulist,Stephen O.	Pacific Investment Mgt Co. LLC	Financial Engineer	Sr. Vice President
Senne,Verena	PELM	L&C Officer	Sr. Vice President
Skobtsov,Ivan	Pacific Investment Mgt Co. LLC	Portfolio Manager	Sr. Vice President
Smith,Kenton Todd	Pacific Investment Mgt Co. LLC	ABS/MBS Analyst	Sr. Vice President
Sonner,Michael	Germany Fixed Income	Portfolio Manager	Sr. Vice President
Spajic,Luke Drago	PIMCO Europe Limited	Head — Pan Euro Credit PM	Sr. Vice President
Spalding,Scott M.	Pacific Investment Mgt Co. LLC	Account Manager	Sr. Vice President
Springer,Jeffrey	PIMCO Australia Pty. Ltd.	Account Manager	Sr. Vice President
Staub,Christian Martin	PIMCO Switzerland LLC	Head, PIMCO Switzerland	Sr. Vice President
Steele,Scott Patrick	Pacific Investment Mgt Co. LLC	Account Manager	Sr. Vice President
Strauch,Joel Edward	Pacific Investment Mgt Co. LLC	Account Manager	Sr. Vice President
Tabata,Junji	PIMCO Japan Limited	Legal	Sr. Vice President
Theodore,Kyle J.	Pacific Investment Mgt Co. LLC	Account Manager	Sr. Vice President
Thompson,Michael Frazier	PIMCO Europe Limited	Co-Head, Euro Remarketing	Sr. Vice President
Thurston,Powell C.	Pacific Investment Mgt Co. LLC	Structured Product Mgr	Sr. Vice President
Trevithick,Natalie	Pacific Investment Mgt Co. LLC	Invest Grade Corp Trader	Sr. Vice President
Tsubota,Shiro	PIMCO Japan Limited	Client Servicing	Sr. Vice President
Vallarta-Jordal,Maria-Theresa F.	Pacific Investment Mgt Co. LLC	Attorney	Sr. Vice President
van Akkeren,Marco	Pacific Investment Mgt Co. LLC	Portfolio Manager ABS-MBS	Sr. Vice President

Name	Business Unit	Title	Officer Title
van Bezooijen,Jeroen Teunis Steven	PIMCO Europe Limited	Product Manager, LDI	Sr. Vice President
van Zoelen,Henk Jan	PIMCO Europe Limited	Account Mgr	Sr. Vice President
Viana,David	PIMCO Europe Limited	Int’l Compliance Officer	Sr. Vice President
Wada,Hiromi	PIMCO Japan Limited	Account Manager	Sr. Vice President
Walker,Trent W.	Pacific Investment Mgt Co. LLC	Financial Reporting Mgr	Sr. Vice President
Watchorn,Michael C.	Pacific Investment Mgt Co. LLC	Credit Analyst	Sr. Vice President
White,Timothy C.	Pacific Investment Mgt Co. LLC	Account Manager	Sr. Vice President
Whitton,Bransby M.	PIMCO Asia Pte Ltd	Account Manager	Sr. Vice President
Wild,Christian	Germany Fixed Income	Credit Research Analyst	Sr. Vice President
Wilner,Mitchell W.	Pacific Investment Mgt Co. LLC	High Yield Trader	Sr. Vice President
Witt,Frank	Germany Fixed Income	Head, Bus Dev DEU/AUT	Sr. Vice President
Yamamoto,Shinichi	PIMCO Japan Limited	Account Manager	Sr. Vice President
Abdikeev,Tamerlan	Germany Fixed Income	Manager, Bus Dev	Vice President
Afrasiabi,Mark Saied	Pacific Investment Mgt Co. LLC	Credit Analyst	Vice President
Agredano,Carlos	Pacific Investment Mgt Co. LLC	Financial Engineer	Vice President
Allamanis,Georgios	PIMCO Europe Limited	Account Manager	Vice President
Althof,Michael	Germany Fixed Income	Portfolio Manager	Vice President
Ananthanarayanan,Mangala V	PIMCO Europe Limited	Account Manager	Vice President
Anctil,Stacie D.	Pacific Investment Mgt Co. LLC	Pricing Manager	Vice President
Anochie,Kwame A.	Pacific Investment Mgt Co. LLC	Account Manager	Vice President
Asay,Susan	Pacific Investment Mgt Co. LLC	Account Manager	Vice President
Avancini,Joerg	Germany Fixed Income	Portfolio Manager	Vice President
Bal,Gita	PIMCO Europe Limited	Credit Analyst	Vice President
Bansal,Sharad	Pacific Investment Mgt Co. LLC	Portfolio Manager	Vice President
Barnes,Donna E.	Pacific Investment Mgt Co. LLC	FINRA Prin & Compl Mgr	Vice President
Benson,Sandra M.	Pacific Investment Mgt Co. LLC	Sr. Corporate Paralegal	Vice President
Ben-Zvi,Kfir Naftali	Pacific Investment Mgt Co. LLC	Portfolio Pricing Analyst	Vice President
Bertolo,Matteo	PIMCO Europe Limited	Account Manager	Vice President
Bierman,Dave H.	Pacific Investment Mgt Co. LLC	Software Developer	Vice President
Blute,Ryan Patrick	PIMCO Europe Limited	Product Manager	Vice President
Boehm,Timo	Germany Fixed Income	Portfolio Manager	Vice President
Bolton,Laurence Edwin	Pacific Investment Mgt Co. LLC	Attorney	Vice President
Boyd,C Robert	Pacific Investment Mgt Co. LLC	Senior Structure Analyst	Vice President
Bradshaw,Myles Emmerson Charles	PIMCO Europe Limited	Portfolio Manager	Vice President
Brenner,Matthew H.	Pacific Investment Mgt Co. LLC	Account Manager	Vice President
Brons,Jelle	PIMCO Europe Limited	Trading Associate	Vice President
Brune,Christopher P.	Pacific Investment Mgt Co. LLC	Risk Oversight Analyst	Vice President
Burns,Robert	Pacific Investment Mgt Co. LLC	Account Manager	Vice President
Byer,Jeffrey Alan	Pacific Investment Mgt Co. LLC	Fund Development	Vice President
Caltagirone,Christopher	Pacific Investment Mgt Co. LLC	Product Manager	Vice President
Chen,Wing-Harn	Pacific Investment Mgt Co. LLC	Credit Analyst	Vice President
Cheng,Audrey Lee	Pacific Investment Mgt Co. LLC	Attorney	Vice President
Chin,Tracy	PIMCO Australia Pty. Ltd.	Credit Analyst	Vice President
Chipp,William	Pacific Investment Mgt Co. LLC	Global Service Liaison	Vice President
Chopra,Amit	Pacific Investment Mgt Co. LLC	Portfolio Manager	Vice President
Clark,Raymond Matthew	Pacific Investment Mgt Co. LLC	Account Manager	Vice President
Clarke,James Robert	Pacific Investment Mgt Co. LLC	Account Manager	Vice President
Cooke,Anthony H.	Pacific Investment Mgt Co. LLC	Software Developer	Vice President
Cornelius,Darryl Paul	PIMCO Europe Limited	Product Specialist	Vice President
Cortes Gonzalez,Ana	PIMCO Europe Limited	Portfolio Manager, ABS	Vice President

Name	Business Unit	Title	Officer Title
Cumby III,William Sylvester	Pacific Investment Mgt Co. LLC	Portfolio Manager ABS-MBS	Vice President
Dahlhoff,Juergen	Germany Fixed Income	Credit Research Analyst	Vice President
Danielsen,Birgitte	Pacific Investment Mgt Co. LLC	Account Manager	Vice President
De Bellis,Mary	Pacific Investment Mgt Co. LLC	Dom Trade Asst Supervisor	Vice President
De Lorenzo,Nicola A.	PIMCO Europe Limited	Business Mgt Associate	Vice President
Dilek,Burcin	Germany Fixed Income	Head Trade Support	Vice President
Dombrovsky,Anton	Germany Fixed Income	Product Manager	Vice President
Dorsten,Matthew P.	Pacific Investment Mgt Co. LLC	Financial Engineer	Vice President
Dugan,Travis J.	Pacific Investment Mgt Co. LLC	Money Market Specialist	Vice President
Dutta,Manish	Pacific Investment Mgt Co. LLC	Senior Software Developer	Vice President
Edler,Vernon	Pacific Investment Mgt Co. LLC	Account Manager	Vice President
Edwards,Ben Matthew	PIMCO Europe Limited	Account Manager	Vice President
Eedes,Linda	PIMCO Europe Limited	Account Manager	Vice President
Ellis,Edward L.	Pacific Investment Mgt Co. LLC	Account Manager	Vice President
Eltz,Antoinette	PIMCO Europe Limited	Product Manager	Vice President
England,Jason S.	Pacific Investment Mgt Co. LLC	Portfolio Manager	Vice President
Estep,Bret W.	Pacific Investment Mgt Co. LLC	Account Manager	Vice President
Evans,Stefanie D.	Pacific Investment Mgt Co. LLC	Sr Mortgage Credit Analyst	Vice President
Feeny,Martin E.	Pacific Investment Mgt Co. LLC	Account Manager	Vice President
Fejdasz,Melissa A.	Pacific Investment Mgt Co. LLC	Contracts Admin Manager	Vice President
Finkenzeller,Thomas	Germany Fixed Income	Portfolio Manager	Vice President
Forsyth,Andrew C.	PIMCO Canada	Head, Bus Dev Canada	Vice President
Fowler,Ellen	Pacific Investment Mgt Co. LLC	Executive Assistant	Vice President
Froehlich,Frank	PELM	Compliance Officer	Vice President
Furusho,Hiroaki	PIMCO Japan Limited	Account Manager	Vice President
Galli,Leandro Jose	PIMCO Europe Limited	Trading Associate	Vice President
Garnett,Andrew David	PIMCO Europe Limited	Regulatory Compliance Mgr	Vice President
Ghosh,Sharad	PIMCO Asia Pte Ltd	Account Manager	Vice President
Gibson,Thomas C.	Pacific Investment Mgt Co. LLC	AIMR Compl Audit Spec	Vice President
Gingrich,Robert M	Pacific Investment Mgt Co. LLC	Financial Engineer	Vice President
Gould,Linda J	Pacific Investment Mgt Co. LLC	Fee Analyst	Vice President
Grady,Myrrha H.	Pacific Investment Mgt Co. LLC	Manager	Vice President
Graves,Zoya Schoenholtz	Pacific Investment Mgt Co. LLC	Global Strategic Mktg&Ad	Vice President
Griffiths,Stuart Paul	PIMCO Europe Limited	Risk & Compliance Officer	Vice President
Gruben,Kristin Lynn	Pacific Investment Mgt Co. LLC	Compliance Officer	Vice President
Grzesik,Marco	PELM	Head, Bus Dev France	Vice President
Gu,Haidi	Pacific Investment Mgt Co. LLC	Portfolio Manager	Vice President
Haaf,Tim	Germany Fixed Income	Portfolio Manager	Vice President
Haeckl,Tanja	Germany Fixed Income	VP,Head Cash Desk	Vice President
Hagmeier,William Robert	Pacific Investment Mgt Co. LLC	Account Manager	Vice President
Hauschild,Matthew Richard	Pacific Investment Mgt Co. LLC	Senior Developer	Vice President
Heravi,Kaveh Christian	Pacific Investment Mgt Co. LLC	Technology Manager	Vice President
Herlan,Hans Joerg	Germany Fixed Income	Portfolio Manager	Vice President
Horne,Jonathan Lane	Pacific Investment Mgt Co. LLC	Portfolio Manager	Vice President
Hsiang,Hwa-Ming	Pacific Investment Mgt Co. LLC	Account Manager	Vice President
Huxhorn,Michael	Germany Fixed Income	Portfolio Manager	Vice President
Ing,Terrence Liu	Pacific Investment Mgt Co. LLC	Credit Analyst	Vice President

Name	Business Unit	Title	Officer Title
Johnson,Eric D	Pacific Investment Mgt Co. LLC	Mutual Fund Admin	Vice President
Johnson,Kelly	Pacific Investment Mgt Co. LLC	Account Manager	Vice President
Johnson,Nicholas J	Pacific Investment Mgt Co. LLC	Commodity Analyst	Vice President
Jones,Jeff	Pacific Investment Mgt Co. LLC	Learning/Ldrshp Dvlpment	Vice President
Jones,Steven L.	Pacific Investment Mgt Co. LLC	Product Manager	Vice President
Jordan,Daniel V.	Pacific Investment Mgt Co. LLC	Fin Business Analyst	Vice President
Kakuchi,Tadashi	PIMCO Japan Limited	Portfolio Manager	Vice President
Karpov,Natalie	Pacific Investment Mgt Co. LLC	Account Manager	Vice President
Kavafyan,Constance	PIMCO Europe Limited	Acct Manager	Vice President
Kellerhals,Philipp	Germany Fixed Income	Head Quant Strategies	Vice President
Kelly,Benjamin Marcus	PIMCO Australia Pty. Ltd.	Account Manager	Vice President
Kersman,Alec	Pacific Investment Mgt Co. LLC	Account Manager	Vice President
Kezelman,Jason M.	Pacific Investment Mgt Co. LLC	Account Manager	Vice President
Kirkowski,John Jeffrey	Pacific Investment Mgt Co. LLC	Product Manager	Vice President
Kishimoto,Yayoi	PIMCO Japan Limited	Account Manager	Vice President
Kohari,Chisato	PIMCO Japan Limited	Credit Analyst	Vice President
Korinke,Kimberley Grace	Pacific Investment Mgt Co. LLC	Account Manager	Vice President
Korinke,Ryan Patrick	Pacific Investment Mgt Co. LLC	Product Manager	Vice President
Kuehne,Stefan	Germany Fixed Income	Portfolio Manager	Vice President
Kumar,Mukund	Pacific Investment Mgt Co. LLC	Sr Developer/Fin Engineer	Vice President
LeBrun Jr.,Richard R.	Pacific Investment Mgt Co. LLC	Attorney	Vice President
Lee,Alvin Lip Sin	PIMCO Asia Pte Ltd	Mgr, Compliance & Acctg	Vice President
Lee,Robert Ru-Bor	Pacific Investment Mgt Co. LLC	Senior Software Developer	Vice President
Leong,Chon-Ian	PIMCO Europe Limited	Alternatives	Vice President
Li,Li	PIMCO Hong Kong	Account Manager	Vice President
Lian,Chia Liang	PIMCO Asia Pte Ltd	EM Portfolio Manager	Vice President
Linder,Astrid	Germany Fixed Income	Product Manager	Vice President
Liwski,Michael V.	Pacific Investment Mgt Co. LLC	Mgr, Client Report & Pres	Vice President
Lofdahl,Christopher F.	Pacific Investment Mgt Co. LLC	Executive Office Team	Vice President
Loh,John J.	Pacific Investment Mgt Co. LLC	Mgr, Risk Operations	Vice President
Long,Hui	Pacific Investment Mgt Co. LLC	Financial Engineer	Vice President
Lopez,Joy Lynn	Pacific Investment Mgt Co. LLC	Tax Manager	Vice President
Loriferne,Matthieu Hubert Felix	PIMCO Europe Limited	Credit Analyst	Vice President
Love,David Bernard	Pacific Investment Mgt Co. LLC	Account Manager	Vice President
Lowe,Erika Hayflick	Pacific Investment Mgt Co. LLC	Account Manager	Vice President
Mandy,Alain	PIMCO Europe Limited	Mgr, Cust, Acct & Fin Rep	Vice President
Manseau Guerdat,Chantal Marie Helene	PIMCO Canada Mgmt	Account Manager	Vice President
Martel,Rene	Pacific Investment Mgt Co. LLC	Product Manager	Vice President
Martini,Nadege	Germany Fixed Income	Portfolio Manager	Vice President
Mayershofer,Veronika	Germany Fixed Income	Portfolio Associate	Vice President
Mazzocchi,Bettina Ester Florette	PIMCO Europe Limited	Re Marketing Account Mgr	Vice President
McCann,Patrick Murphy	Pacific Investment Mgt Co. LLC	Global Operations	Vice President
Merz,Frederic	Germany Fixed Income	Portfolio Manager	Vice President
Metsch,Mark E.	Pacific Investment Mgt Co. LLC	Financial Engineer	Vice President
Micali,Carlo	PELM	Account Manager	Vice President
Mierau,Kristion T.	Germany Fixed Income	Portfolio Manager	Vice President
Mieth,Roland	PIMCO Asia Pte Ltd	Portfolio Manager, EM	Vice President

Name	Business Unit	Title	Officer Title
Moeljanto,Lanny H.	Pacific Investment Mgt Co. LLC	Manager	Vice President
Molloy,Carol	PIMCO Australia Pty. Ltd.	Account Manager	Vice President
Morrison,John Edward	Pacific Investment Mgt Co. LLC	Account Manager	Vice President
Muehlethaler,Jeffrey Charles	Pacific Investment Mgt Co. LLC	Account Manager	Vice President
Mulcahy,Matthew J.	PIMCO Australia Pty. Ltd.	Portfolio Manager	Vice President
Murano,Yuko	PIMCO Japan Limited	HR Manager	Vice President
Nabors,Robin	Pacific Investment Mgt Co. LLC	Sr. HR Generalist	Vice President
Nest,Matthew J.	PIMCO Hong Kong	Account Manager	Vice President
Ng,Albert K.	Pacific Investment Mgt Co. LLC	Senior Programmer	Vice President
Nguyen,Tommy D.	PIMCO Europe Limited	Account Manager	Vice President
Nojima,Sachiko	PIMCO Japan Limited	Manager, Operations	Vice President
Norris,John F.	Pacific Investment Mgt Co. LLC	Account Manager	Vice President
Okuma,Sachiko	Pacific Investment Mgt Co. LLC	Account Manager	Vice President
Olazabal,Joshua A	Pacific Investment Mgt Co. LLC	Executive Office Team	Vice President
Oliva,Jennifer Lynn	Pacific Investment Mgt Co. LLC	Manager	Vice President
Osborne,Simon Timothy	Pacific Investment Mgt Co. LLC	Trade Compliance	Vice President
Otterbein,Marie S.	Pacific Investment Mgt Co. LLC	Spvsr Producer Group	Vice President
Perez,Iohan	Pacific Investment Mgt Co. LLC	Portfolio Associate	Vice President
Phillipson,Daniel	PELM	Product Manager	Vice President
Pricer,Jesse L.	Pacific Investment Mgt Co. LLC	Account Manager	Vice President
Qiu,Ying	Pacific Investment Mgt Co. LLC	Portfolio Manager,ABS-MBS	Vice President
Rahari,Pierre-Yves	PIMCO Europe Limited	Manager, Shareholder Svcs	Vice President
Rahman,Lupin	Pacific Investment Mgt Co. LLC	Portfolio Manager	Vice President
Ratner,Joshua D.	Pacific Investment Mgt Co. LLC	Attorney	Vice President
Reimer,Danelle J.	Pacific Investment Mgt Co. LLC	Trading Floor Manager	Vice President
Riendeau,Kevin	PIMCO Japan Limited	Business Manager	Vice President
Rogers,William A.	Pacific Investment Mgt Co. LLC	Structured Products Serv	Vice President
Ronnie,Stephen	Germany Fixed Income	Portfolio Manager	Vice President
Rowe,Cathy T.	Pacific Investment Mgt Co. LLC	Administrative Port Mgr	Vice President
Rudolph,Lynn	Pacific Investment Mgt Co. LLC	Sr. HR Generalist	Vice President
Sakane,Yoshiyuki	PIMCO Japan Limited	Account Manager	Vice President
Salastekar,Deepa A	Pacific Investment Mgt Co. LLC	ABS/MBS Product Manager	Vice President
Scherzinger,Marion	Germany Fixed Income	Credit Research Analyst	Vice President
Schnatterer,Monika	Germany Fixed Income	Portfolio Associate	Vice President
Schuetz,Patricia Ann	PIMCO Europe Limited	Account Manager	Vice President
Schultes,Adrian O.	Pacific Investment Mgt Co. LLC	Account Manager	Vice President
Schwab,Gerlinde	Germany Fixed Income	Portfolio Manager	Vice President
Schwab,Stephen D.	Pacific Investment Mgt Co. LLC	Head of DC Sales Support	Vice President
Schwetz,Myckola	Pacific Investment Mgt Co. LLC	Financial Engineer	Vice President
Scibisz,Iwona E.	Pacific Investment Mgt Co. LLC	Account Manager	Vice President
Scorah,Ian	PIMCO Europe Limited	Legal Counsel	Vice President
Sejima,Toru	PIMCO Japan Limited	Acct Mgr, Clnt Svcs-Pens	Vice President
Seksaria,Rahul M.	Pacific Investment Mgt Co. LLC	Portfolio Manager	Vice President
Sesay,Therenah	Pacific Investment Mgt Co. LLC	Mgr Account Associate	Vice President
Shaw,Matthew D.	Pacific Investment Mgt Co. LLC	Account Manager	Vice President
Sheehy,Erica H.	Pacific Investment Mgt Co. LLC	Compliance	Vice President
Shepherd,Julie M.	Pacific Investment Mgt Co. LLC	Manager, AM Support	Vice President
Shiroyama,Taro	PIMCO Japan Limited	Account Manager	Vice President
Somersan-Coqui,Aylin	PELM	Account Manager	Vice President
Soto,Alyssa Michele	Pacific Investment Mgt Co. LLC	Manager	Vice President

Name	Business Unit	Title	Officer Title
Spandri,Tobias	Germany Fixed Income	Portfolio Manager	Vice President
Spicijaric,Jennifer N.	Pacific Investment Mgt Co. LLC	Cash Manager	Vice President
Stack,Candice Elizabeth	Pacific Investment Mgt Co. LLC	Account Manager	Vice President
Stauffer,Christina	Pacific Investment Mgt Co. LLC	Account Manager	Vice President
Stravato,Richard	Pacific Investment Mgt Co. LLC	Account Manager	Vice President
Struc,Alexandru	PIMCO Europe Limited	Portfolio Manager	Vice President
Sun,Hao	PIMCO Hong Kong	Account Manager	Vice President
Suo,Yuanyuan	Pacific Investment Mgt Co. LLC	Portfolio Manager	Vice President
Suskind,Donald W.	Pacific Investment Mgt Co. LLC	Product Manager	Vice President
Takeuchi,Ichiro	PIMCO Japan Limited	Account Manager	Vice President
Takizuka,Hikaru	PIMCO Japan Limited	Compliance Manager	Vice President
Tam,Joe	Pacific Investment Mgt Co. LLC	Manager	Vice President
Telish,Christine M.	Pacific Investment Mgt Co. LLC	Account Manager	Vice President
Terry,Michael A.	Pacific Investment Mgt Co. LLC	Account Manager	Vice President
Tersin,Dominique	PIMCO Europe Limited	Trade Assistant	Vice President
Tomlinson,Brian	Germany Fixed Income	Portfolio Manager	Vice President
Traber,Eva-Maria	Germany Fixed Income	Portfolio Associate	Vice President
Tran,Loc Khanh	Pacific Investment Mgt Co. LLC	Sr Database Admin	Vice President
Trovato,Michael J.	PIMCO Europe Limited	Account Mgr., Middle East	Vice President
Tse,Koonnang Colin	PIMCO Europe Limited	Account Manager	Vice President
Tzemach,Yael Gayle	Pacific Investment Mgt Co. LLC	EM Product Manager	Vice President
Van De Zilver,Peter A.	Pacific Investment Mgt Co. LLC	Financial Engineer	Vice President
Velasco,Christine Ann	Pacific Investment Mgt Co. LLC	Manager	Vice President
Velicer,Erik A.	PIMCO Europe Limited	Manager	Vice President
von der Linden,Greg	Pacific Investment Mgt Co. LLC	VP Staffing	Vice President
Walenbergh,Mark	PIMCO Europe Limited	Account Manager	Vice President
Walther,Kasten	Germany Fixed Income	Portfolio Manager	Vice President
Warner IV,Hansford B.	Pacific Investment Mgt Co. LLC	Credit Structure Analyst	Vice President
Watford,Charles	PIMCO Europe Limited	Credit Research Analyst	Vice President
Weinberger,Michele Deborah	Pacific Investment Mgt Co. LLC	Account Manager	Vice President
Wendler IV,Paul Frederick	Pacific Investment Mgt Co. LLC	Middle Office Manager	Vice President
Wildermuth,Paul T.	Pacific Investment Mgt Co. LLC	Manager	Vice President
Wildforster,Kai	Germany Fixed Income	Portfolio Manager	Vice President
Williams III,Charles A	Pacific Investment Mgt Co. LLC	Office Services & Support	Vice President
Williams,Jason A.	Pacific Investment Mgt Co. LLC	Trader	Vice President
Winters,Kevin Michael	Pacific Investment Mgt Co. LLC	Account Manager	Vice President
Wittkop,Andrew T.	Pacific Investment Mgt Co. LLC	Portfolio Manager	Vice President
Wolf,Greggory S.	Pacific Investment Mgt Co. LLC	Shareholder Svcs Manager	Vice President
Wong,Tammy Nguyen	Pacific Investment Mgt Co. LLC	CRM Functional Lead	Vice President
Xu,Jianghua	Pacific Investment Mgt Co. LLC	Senior Software Developer	Vice President
Yang,Jing	Pacific Investment Mgt Co. LLC	Structured Credit Assoc	Vice President
Yasnov,Vadim Igorevich	Pacific Investment Mgt Co. LLC	Financial Engr/Developer	Vice President
Yildiz,Sadettin	Germany Fixed Income	Portfolio Manager	Vice President
Yu,Anna W.	Pacific Investment Mgt Co. LLC	Account Manager	Vice President
Yu,Walter	Pacific Investment Mgt Co. LLC	Senior Software Developer	Vice President
Zerner,Mary Alice	PIMCO Europe Limited	Head of Mktg Comm	Vice President
Zhang,Ji Sheng	Germany Fixed Income	Portfolio Manager	Vice President
Zheng,Yingying	Pacific Investment Mgt Co. LLC	Account Manager	Vice President

* * *
     Schroder Investment Management North America Inc. (“Schroders”), 875 Third Avenue, 22nd Floor, New York, NY 10022- 6225, serves as sub-adviser to Transamerica Schroders International Small Cap. Its officers and directors are: Alan Brown, Director and Chief Investment Officer; Keith Collins, Director and Head of Finance; Stephen M. DeTore, Director and Chief Compliance Officer; Jamie Dorrien-Smith, Director and Chief Executive Officer and Chairman; Mark A. Hemenetz, Director and Chief Operating Officer; Virginie Maisonneuve, Director and Head of EAFE; and Carin F. Muhlbaum, General Counsel and Chief Administrative Officer.
* * *
     Templeton Investment Counsel, LLC (“Templeton”), 500 East Broward Boulevard, Suite 2100, Fort Lauderdale, Florida 33394, serves as co-sub-adviser to Transamerica Templeton Global. The executive officers of Templeton are as follows: Donald F. Reed, Chairman & CEO; Gary P. Motyl, President; Madison S. Gulley, Executive Vice President; Gregory E. McGowan, Executive Vice President; Tracy A. Harrington, Sr. Vice President — Institutional Marketing Support; Charles R. Hutchens, Sr. Vice President & Director Client Services; Leslie M. Kratter, Sr. Vice President; Peter A. Nori, Executive Vice President & Portfolio Manager — Research Analyst; Cindy L. Sweeting, Executive Vice President & Director of Research; Edgerton T. Scott, Sr. Vice President; Antonio Docal, Sr. Vice President; Michael J. Corcoran, Vice President & Controller; Timothy S. Stearns, Chief Compliance Officer; Guang Yang, Sr. Vice President; John C. Bailey, Jr.,Vice President- Institutional Sales; Mark F. Binnion, Vice President- Institutional Relationship Manager; Terry M. Buckley, Vice president- Institutional Sales; Michael J. Corcoran, Vice President & Controller; Cristina Elias, Vice President- Institutional Relationship Manager; Robert C. Hays, Vice President- Institutional Sales; Tina M. Sadler, Vice President/ Portfolio Manager- Research Analyst; Sandra A. Schoren-Testa, Vice President- Institutional Relationship Manager; Ann M. Ulrich, Vice President- Institutional Relationship Manager; Kimberly Novotny, Vice President and Assistant Secretary; Lori Ann Weber, Vice President and Assistant Secretary; Jeane S.F. Wong, Vice President- Institutional Relationship Manager; Craig S. Tyle, Chief Legal Officer; Mark L. Constant, Treasurer; Robert C. Rosselot, Vice President and Secretary.
* * *
     Third Avenue Management LLC (“Third Avenue”), a Delaware Limited Liability Company located at 622 Third Avenue, New York, New York, 10017, serves as sub-adviser to Transamerica Third Avenue Value. The parent company of Third Avenue is Third Avenue Holdings Delaware LLC, approximately 60% of the interests of which is indirectly owned by Affiliated Managers Group, Inc. and the remaining approximately 40% of which is owned by the senior management and certain key employees of the sub-adviser and the adult children of Martin J. Whitman. The officers of Third Avenue are Martin J. Whitman, Co-Chief Investment Officer of Third Avenue; Chairman of Third Avenue Trust; Chairman of Third Avenue Variable Series Trust; Member of the Board of Directors of Nabors Industries, Inc.; David M. Barse, President and CEO of Third Avenue; President, CEO and Trustee of Third Avenue Trust; Chief Executive Officer of M.J. Whitman LLC, and Director of Covanta Corporation; Vincent J. Dugan, Chief Financial Officer of Third Avenue, M.J. Whitman LLC, Third Avenue Trust and Third Avenue Variable Series Trust. Willard J. Hall, General Counsel and Secretary of Third Avenue, Third Avenue Trust, Third Avenue Variable Series Trust and M.J. Whitman LLC.
* * *
     Thornburg Investment Management, Inc. (“Thornburg”), 2300 Ridgetop Road, Santa Fe, NM 87506, serves as sub-adviser to Transamerica Thornburg International Value. The officers are Harold G. Thornburg; Chairman, Brian J. McMahon, Chief Executive Officer, President, Chief Investment Officer; Benjamin D. Wiesenfeld, Chief Compliance Officer; and Carolyn M. Dobbs, Secretary and Treasurer.
* * *
     Transamerica Investment Management, LLC (“TIM”) 11111 Santa Monica Blvd., Suite 820, Los Angeles, California, 90025, serves as sub-adviser to Transamerica Growth Opportunities, Transamerica Small/Mid Cap Value, Transamerica Flexible Income, Transamerica Focus, Transamerica Balanced, Transamerica Equity, Transamerica Diversified Equity, Transamerica Convertible Securities, Transamerica Value Balanced, Transamerica Short-Term Bond, Transamerica Money Market, Transamerica Templeton Global and Transamerica Science and Technology. The officers are Gary U. Rollé, Chief Executive Officer, Chief Investment Officer and Board Member; David W. Lubchenco, Principal and Managing Director; Bradley C. Slocum, Principal and Managing Director; Travis S. Weimer, Vice President and Chief Financial Officer; Ann Marie Swanson, Vice President, Secretary, and General Counsel and Chief Compliance Officer; Todd M. Bergen, Board Member; John K. Carter, Board Member; Jeffrey A. McCroy, Board Member; and Mark W. Mullin, Board Member.

* * *
     UBS Global Asset Management (Americas) Inc. (“UBS”), One North Wacker Drive, Chicago, IL 60606, a Delaware corporation, serves as sub-adviser to Transamerica UBS Large Cap Value and Transamerica UBS Dynamic Alpha. UBS is a registered investment advisor and is an indirect, wholly owned subsidiary of UBS AG. UBS is primarily engaged in the investment advisory and financial services business. Set forth below in alphabetical order is a list of each executive officer and board directors of UBS indicating position(s) held with UBS and other business, profession, vocation or employment of a substantial nature. Additionally, each UBS officer and director holds certain positions within the Americas region of UBS Global Asset Management business group of UBS AG (“UBS Global AM”).

Other Substantial Business, Profession,
Name	Position(s) Held with UBS	Vocation or Employment
Joseph Allessie	Assistant Secretary	Deputy General Counsel and Executive Director — UBS Global AM

Michael J. Calhoun	Assistant Secretary	Associate General Counsel and Director — UBS Global AM

Mary T. Capasso	Assistant Secretary	Associate General Counsel and Executive Director — UBS Global AM

Trevor Chambers	Assistant Treasurer	Controller and Director — UBS Global AM

Kimberly Guerin	Assistant Treasurer	Financial Control Senior Manager and Director — UBS Global AM

Mark F. Kemper	Secretary and Chief Legal Officer	General Counsel — UBS Global AM

Tammie Lee	Assistant Secretary	Associate General Counsel — UBS Global AM

Barry M. Mandinach	Board Director and Vice President	Chief Marketing Officer and Managing Director — UBS Global AM

Joseph McGill	Chief Compliance Officer	Chief Compliance Officer and Managing Director — UBS Global AM

John Moore	Board Director, Treasurer and Chief Financial Officer	Head of Financial Control and Managing Director — UBS Global AM

Eric Sanders	Assistant Secretary	Associate General Counsel — UBS Global AM

Kai R. Sotorp	Board Director, President and Chief Executive Officer	Head of Americas and Group Management Board Member — UBS Global AM

Keith Weller	Assistant Secretary	Associate General Counsel and Executive Director — UBS Global AM
* * *
     Wellington Management Company, LLP (“Wellington Management”), located at 75 State Street, Boston, Massachusetts 02109, serves as sub-adviser to Transamerica WMC Emerging Markets. Wellington Management is an investment adviser registered under the Investment Advisers Act of 1940. During the last two fiscal years, no partner of Wellington Management has engaged in any other business, profession, vocation or employment of a substantial nature other than that of the business of investment management.
Item 27 Principal Underwriter
(a)	The Registrant has entered into an Underwriting Agreement with Transamerica Capital, Inc. (“TCI”), whose address is 4600 South Syracuse Street, Suite 1100, Denver, Colorado, 80287 to act as the principal underwriter of Fund shares.

(b)	Directors and Officers of TCI:

			Positions
			and
			Offices
			with
Name	Location	Positions and Offices with Underwriter	Registrant
Robert R. Frederick	(1)	Director, President and Chief Operations Officer	N/A

John T. Mallett	(1)	Director	N/A

Mark W. Mullin	(1)	Director	N/A

Lon J. Olejniczak	(1)	Director and Chief Executive Officer	N/A

Michael Brandsma	(2)	Executive Vice President and Chief Financial Officer	N/A

David R. Paulsen	(2)	Executive Vice President	N/A

Michael G. Petko	(2)	Executive Vice President	N/A

Anne M. Spaes	(3)	Executive Vice President and Chief Marketing Officer	N/A

Frank A. Camp	(1)	Secretary	N/A

Linda S. Gilmer	(1)	Vice President	N/A

Karen D. Heburn	(4)	Vice President	N/A

Amy J. Boyle	(4)	Assistant Vice President	N/A

John Fischer	(4)	Assistant Vice President	N/A

Dennis P. Gallagher	(4)	Assistant Vice President	Vice President, General Counsel and Secretary

Clifton W. Flenniken, III	(5)	Assistant Vice President	N/A

Kyle A. Keelan	(4)	Assistant Vice President	N/A

Christy Post-Rissin	(4)	Assistant Vice President	N/A

Brenda L. Smith	(4)	Assistant Vice President	N/A

Darin D. Smith	(1)	Assistant Vice President	N/A

Arthur D. Woods	(4)	Assistant Vice President	N/A

Tamara D. Barkdoll	(2)	Assistant Secretary	N/A

Erin K. Burke	(1)	Assistant Secretary	N/A

Jeffrey Eng	(6)	Assistant Secretary	N/A

(1) 4333 Edgewood Road, N.E., Cedar Rapids, IA 52499-0001

(2) 4600 South Syracuse Street, Suite 1100, Denver, CO 80237

(3) 400 West Market Street, Louisville, KY 40237

(4) 570 Carillon Parkway, St. Petersburg, FL 33716-1202

(5) 1111 North Charles Street, Baltimore, MD 21201

(6) 408 St. Peter Street, Suite 230, St. Paul, MN 55102
Item 28 Location of Accounts and Records
The accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained as follows:
(a)	Shareholder records are maintained by the Registrant’s transfer agent, Transamerica Fund Services, Inc., 570 Carillon Parkway, St. Petersburg, FL 33716.

(b)	All other accounting records of the Registrant are maintained at the offices of the Registrant at 570 Carillon Parkway, St. Petersburg, Florida 33716 and are in the physical possession of the officers of the Fund, or at the offices of the Custodian: State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110.

Item 29 Management Services
The Registrant has no management-related service contract that is not discussed in Part I of this form. See the section of the Prospectus entitled “Investment Advisory and Other Services” for a discussion of the management and advisory services furnished by AllianceBernstein; AUIM; BlackRock; BNY Mellon; Clarion; Federated; Jennison; JPMorgan; Loomis; MFS; Morningstar; Neuberger; Oppenheimer; PIMCO; Schroders; TAM; Templeton; TFS; Third Avenue; TIM; Thornburg, UBS; Van Kampen; and Wellington Management, pursuant to the Investment Advisory Agreements, the Sub-Advisory Agreements, the Administrative Services Agreement and the Underwriting Agreement.
Item 30 Undertakings
     Not applicable

SIGNATURES
     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933; and Transamerica Funds has duly caused this Post-Effective Amendment No. 103 to its Registration Statement to be signed on its behalf by the undersigned, thereunder duly authorized, in the City of St. Petersburg, State of Florida, on the 20th day of October, 2009.

TRANSAMERICA FUNDS
By:	/s/ John K. Carter
John K. Carter
President and Chief Executive Officer

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 103 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

/s/ John K. Carter John K. Carter	Chairperson, Trustee, President and Chief Executive Officer	October 20, 2009

/s/ Sandra N. Bane Sandra N. Bane*	Trustee	October 20, 2009

/s/ Leo J. Hill Leo J. Hill*	Trustee	October 20, 2009

/s/ David W. Jennings David W. Jennings*	Trustee	October 20, 2009

/s/ Neal M. Jewell Neal M. Jewell*	Trustee	October 20, 2009

/s/ Russell A. Kimball, Jr. Russell A. Kimball, Jr.*	Trustee	October 20, 2009

/s/ Eugene M. Mannella Eugene M. Mannella*	Trustee	October 20, 2009

/s/ Norman R. Nielsen Norman R. Nielsen*	Trustee	October 20, 2009

/s/ Joyce G. Norden Joyce G. Norden*	Trustee	October 20, 2009

/s/ Patricia Sawyer Patricia Sawyer*	Trustee	October 20, 2009

/s/ John W. Waechter John W. Waechter*	Trustee	October 20, 2009

/s/ Joseph P. Carusone Joseph P. Carusone	Vice President, Treasurer and Principal Financial Officer	October 20, 2009

* By:	/s/ Dennis P. Gallagher Dennis P. Gallagher**	October 20, 2009
**     Attorney-in-fact pursuant to powers of attorney previously filed.

WASHINGTON, D.C. 20549
SECURITIES AND EXCHANGE COMMISSION
Exhibits Filed With
Post-Effective Amendment No. 103 to
Registration Statement on
Form N-1A
Transamerica Funds
Registration No. 033-02659
EXHIBIT INDEX

Exhibit Number	Description of Exhibit

Not applicable.